Schedule of Investments (unaudited) April 30, 2019	BlackRock Global Dividend Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.3%

Australia — 5.7%
Amcor Ltd.	5,204,637	$58,832,438
Ansell Ltd.	1,078,369	20,530,282
Sonic Healthcare Ltd.	1,779,359	32,177,697

		111,540,417

Canada — 6.1%
Rogers Communications, Inc., Class B	1,089,127	54,834,378
TELUS Corp.	1,761,656	64,867,127

		119,701,505

China — 0.9%
ANTA Sports Products Ltd.	2,434,000	17,118,660

Denmark — 1.6%
Novo Nordisk A/S, Class B	666,835	32,671,284

Finland — 2.4%
Kone Oyj, Class B	875,513	48,108,073

France — 3.0%
Sanofi	235,334	20,532,807
Schneider Electric SE	447,034	37,835,288

		58,368,095

Germany — 2.9%
Deutsche Post AG, Registered Shares	1,642,800	57,104,659

India — 0.8%
Hero MotoCorp Ltd.	452,907	16,361,178

Netherlands — 3.3%
Heineken NV	239,098	25,848,352
Koninklijke Philips NV	905,677	38,893,299

		64,741,651

Singapore — 3.3%
DBS Group Holdings Ltd.	1,597,200	33,214,476
United Overseas Bank Ltd.	1,517,300	31,071,996

		64,286,472

Sweden — 1.4%
Svenska Handelsbanken AB, A Shares	2,520,983	27,536,944

Switzerland — 6.6%
Cie Financiere Richemont SA, Registered Shares	223,229	16,318,563
Nestlé SA, Registered Shares	487,271	46,913,308
Novartis AG, Registered Shares	551,458	45,186,523
SGS SA, Registered Shares	8,045	21,227,142

		129,645,536

Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,453,000	37,387,531

United Kingdom — 16.3%
AstraZeneca PLC	352,543	26,264,426
BAE Systems PLC	5,785,909	37,187,723
British American Tobacco PLC	1,263,795	49,476,318
Diageo PLC	829,069	34,951,707
GlaxoSmithKline PLC	2,658,536	54,614,983
Imperial Brands PLC	1,614,186	51,360,529
RELX PLC	843,604	19,329,209
Unilever PLC	789,301	47,843,624

		321,028,519

United States — 43.1%
3M Co.	165,383	31,341,732
AbbVie, Inc.	383,269	30,427,726
Altria Group, Inc.	854,650	46,433,135
Cisco Systems, Inc.	1,057,150	59,147,543
Citizens Financial Group, Inc.	435,617	15,769,335
Coca-Cola Co.	1,143,175	56,084,166
Genuine Parts Co.	464,111	47,589,942

Security	Shares	Value
United States (continued)
International Paper Co.	996,605	$46,651,080
Johnson & Johnson	457,539	64,604,507
M&T Bank Corp.	170,376	28,975,846
Medtronic PLC	470,945	41,824,625
Microsoft Corp.	165,661	21,635,327
Paychex, Inc.	377,703	31,844,140
PepsiCo, Inc.	404,355	51,777,658
Pfizer, Inc.	1,203,850	48,888,348
Philip Morris International, Inc.	678,070	58,693,739
Procter & Gamble Co.	331,162	35,262,130
Texas Instruments, Inc.	256,744	30,252,146
U.S. Bancorp	571,128	30,452,545
United Technologies Corp.	296,018	42,215,127
Wells Fargo & Co.	602,613	29,172,495

		849,043,292

Total Long-Term Investments — 99.3% (Cost: $1,540,563,314)		1,954,643,816

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (a)(b)	7,896,524	7,896,524

Total Short-Term Securities — 0.4% (Cost: $7,896,524)		7,896,524

Total Investments — 99.7% (Cost: $1,548,459,838)		1,962,540,340

Other Assets Less Liabilities — 0.3%		6,570,885

Net Assets — 100.0%		$1,969,111,225

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Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Dividend Portfolio

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	7,896,524	7,896,524	$7,896,524	$102,034		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	499	(b)	(209)	—

				$7,896,524	$102,533		$(209)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$111,540,417	$—	$111,540,417
Canada	119,701,505	—	—	119,701,505
China	—	17,118,660	—	17,118,660
Denmark	—	32,671,284	—	32,671,284
Finland	—	48,108,073	—	48,108,073
France	37,835,288	20,532,807	—	58,368,095
Germany	—	57,104,659	—	57,104,659
India	—	16,361,178	—	16,361,178
Netherlands	—	64,741,651	—	64,741,651
Singapore	—	64,286,472	—	64,286,472
Sweden	—	27,536,944	—	27,536,944
Switzerland	—	129,645,536	—	129,645,536
Taiwan	—	37,387,531	—	37,387,531
United Kingdom	—	321,028,519	—	321,028,519
United States	849,043,292	—	—	849,043,292
Short-Term Securities	7,896,524	—	—	7,896,524

	$1,014,476,609	$948,063,731	$—	$1,962,540,340

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